Taxes (Details)	12 Months Ended
Dec. 31, 2022
Reserve Quantities [Line Items]
Income tax	15.00%
Additional income tax	10.00%
Social contribution of tax rate	21.00%
Financial institutions [Member] | Bottom of range [member]
Reserve Quantities [Line Items]
Social contribution of tax rate	20.00%
Financial institutions [Member] | Top of range [member]
Reserve Quantities [Line Items]
Social contribution of tax rate	21.00%
Insurance Capitalization and Other Financial Companies [Member] | Bottom of range [member]
Reserve Quantities [Line Items]
Social contribution of tax rate	15.00%
Insurance Capitalization and Other Financial Companies [Member] | Top of range [member]
Reserve Quantities [Line Items]
Social contribution of tax rate	16.00%